Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Receivable Abstract
Trade accounts receivable	$ 294,021	$ 720,085	$ 29,457
Sales taxes receivable	19,020	91,416	212,900
Trade and other receivables	$ 657,568	$ 1,235,619	$ 242,357